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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  12/31/00

Check here if Amendment [ X ];  Amendment Number:  1
This Amendment (Check only one):              [   ] is a restatement
                                              [ X ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:         Boston Partners Asset Management, L.P.
Address:      28 State Street, 20th Floor
              Boston, MA  02109

Form 13F File Number:  28- 5082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        William J. Kelly
Title:       Treasurer
Phone:       (617) 832-8200

Signature, Place, and Date of Signing:

/s/ William J. Kelly                      Boston, MA        December 12, 2001
---------------------------------        -------------      -----------------
[Signature]                              [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F Summary Page


                                 REPORT SUMMARY:




Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total:  $  268,380
                                          ---------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


             No.           Form 13F File Number                  Name
             ---           --------------------                  ----

             NONE


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
                                                         VALUE    SHRS OR   SH/   PUT/   INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MNGRS     SOLE    SHARED    NONE

AGILENT TECHNOLOGIES INC         COM        00846U101    42519     776600    SH           SOLE              705400    45400   25800
APPLE COMPUTER INC               COM        037833100    13324     895700    SH           SOLE              814600    51300   29800
AVAYA INC                        COM        053499109     9060     878500    SH           SOLE              798000    51300   29200
LUCENT TECHNOLOGIES INC          COM        549463107     5705     422600    SH           SOLE              384300    24200   14100
MICROSOFT CORP                   COM        594918104    11017     254000    SH           SOLE              230900    14600    8500
MOTOROLA INC                     COM        620076109     9117     450200    SH           SOLE              409400    25800   15000
WORLDCOM INC GA NEW              COM        98157D106    19439    1382300    SH           SOLE             1257000    79200   46100